Statement of comprehensive income - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Statement of comprehensive income
(Loss)/earnings for the year	R (44,245)	R 9,333	R 41,672
Other comprehensive (loss)/income, net of tax
Items that can be subsequently reclassified to the income statement	(2,916)	11,909	(92)
Effect of translation of foreign operations	(2,745)	12,061	7,026
Effect of cash flow hedges			1,110
Share of other comprehensive income in equity accounted investments	57
Foreign currency translation reserve on disposal of business reclassified to the income statement	(228)	(251)	(8,024)
Tax on items that can be subsequently reclassified to the income statement		99	(204)
Items that cannot be subsequently reclassified to the income statement	48	331	1,616
Remeasurement on post-retirement benefit obligation	55	427	2,415
Fair value of investments through other comprehensive income	(3)	23	(54)
Tax on items that cannot be subsequently reclassified to the income statement	(4)	(119)	(745)
Total comprehensive (loss)/income for the year	(47,113)	21,573	43,196
Attributable to
Owners of Sasol Limited	(47,123)	21,057	40,485
Non-controlling interests in subsidiaries	10	516	2,711
Total comprehensive (loss)/income for the year	R (47,113)	R 21,573	R 43,196